Customers with Ten Percent or More of Net Sales (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Customer One
Concentration Risk [Line Items]
Percentage of accounts receivable	45.00%	30.00%
Customer Two
Concentration Risk [Line Items]
Percentage of accounts receivable	21.00%	21.00%